                                                                                                August 26, 2010

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:       The Dreyfus/Laurel Tax-Free Municipal Funds

                             - Dreyfus BASIC California Municipal Money Market Fund

     - Dreyfus BASIC Massachusetts Municipal Money Market Fund

     - Dreyfus BASIC New York Municipal Money Market Fund

                        File No.  811-3700

Dear Sir/Madam,

            Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the fiscal year ended June 30, 2010.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-6906.

                                                                                                Very truly yours,

                                                                                                /s/ Liliana Holguin

                                                                                                Liliana Holguin,

                                                                                                Legal Assistant

LH/

Enclosures